INTEREST-BEARING LOANS AND BORROWING (Details 4)	Dec. 31, 2025
Lease Term 2025 - 2029 [Member]
IfrsStatementLineItems [Line Items]
weighted average rates	12.23%
Lease Term 2030 - 2040 [Member]
IfrsStatementLineItems [Line Items]
weighted average rates	12.94%